Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 406,102	$ 410,902
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	83,661	81,459
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83,661	81,459
Accrued warranty provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	15,892	14,209
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	668	982
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	107,339	110,851
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33,801	38,840
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	553	624
Losses from operations carried forward | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,140	43,074
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,757	27,068
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24	6
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	30,231	29,473
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30,231	29,473
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 168,311	$ 173,928